Condensed Consolidated Statement of Changes in Temporary Equity and Stockholders' (Deficiency) Equity (Parenthetical)	12 Months Ended
Dec. 31, 2017 USD ($)
Statement of Stockholders' Equity [Abstract]
Stock issuance cost	$ 4,500